Long-term investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Equity Method Investments			¥ 42,500
Cost-method Investments [Member]
Other than Temporary Impairment Losses, Investments | $	$ 0	$ 0
Nanjing Zhongshan Financial Leasing Co., Ltd [Member]
Equity Method Investment, Ownership Percentage			25.00%
Cost Method Investments			¥ 16,264	¥ 16,264